Staff Costs - Schedule of Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs [Abstract]
Salaries, bonuses and staff welfare	$ 12,313	$ 14,007	$ 18,493
Pension scheme contributions (defined contribution schemes)	1,177	1,464	1,590
Staff costs	$ 13,490	$ 15,471	$ 20,083